Stock Incentive Plan Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 30, 2014	22,034,747
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	24,971,000
Shares, Granted	750,000
Shares, Exercised	0
Shares, Forfeited	3,137,378
Shares, Expired	548,875
Shares, Outstanding at December 30, 2014	22,034,747	24,971,000
Shares, Exercisable at December 30, 2014	19,725,997
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.19
Weighted Average Exercise Price, Granted	$ 0.28
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited	$ 0.19
Weighted Average Exercise Price, Expired	$ 0.25
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.19	$ 0.19
Weighted Average Exercise Price, Exercisable at December 30, 2014	$ 0.19
Average Remaining Contractual Term (Years), Outstanding at December 30, 2014	8 years 2 months 5 days	9 years 1 month 10 days
Average Remaining Contractual Term (Years), Exercisable at December 30, 2014	8 years 2 months 1 day
Intrinsic Value, Outstanding at December 30, 2014	$ 640,837	$ 7,940,000
Intrinsic Value, Exercisable at December 30, 2014	$ 623,062